Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2015
Related Party Transactions [Abstract]
Summary of Loans to Directors, Executive Officers and Their Related Interests

A summary of loans to directors, executive officers and their related interests follows:

	2015	2014
	(dollars in thousands)
Balance, at beginning of the year	$21,720	$12,667
Disbursements during the year	4,722	12,901
Collections during the year	(7,234)	(3,848)

Balance, at end of the year	$19,208	$21,720